Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 43,314	$ 3,077,972	$ (5,040,307)	$ (1,919,021)
Beginning balance, shares at Dec. 31, 2019		43,313,547
Common stock issued for debt extinguishment		$ 6,760	9,992		16,752
Common stock issued for extinguishment of debt, shares		6,760,000
Common stock issued for conversion of convertible note payables		$ 50,950	1,686		52,636
Common stock issued for conversion of convertible note payables, shares		50,950,000
Common stock issued for conversion of detachable warrants		$ 40,802	(40,802)
Common stock issued for conversion of detachable warrants, Shares		40,802,082
Relief of derivative liabilities			235,393		235,393
Warrants issued for default of convertible note payables			163,433		163,433
Changes in FMV of warrants related to convertible note payables			203,597	(203,597)
Beneficial conversion feature discount on note payable			26,833		26,833
Net loss				(1,504,004)	(1,504,004)
Ending balance, value at Sep. 30, 2020		$ 141,826	3,678,104	(6,747,908)	(2,927,978)
Ending balance, shares at Sep. 30, 2020		141,825,629
Beginning balance, value at Jun. 30, 2020		$ 135,066	3,668,112	(6,418,042)	(2,614,864)
Beginning balance, shares at Jun. 30, 2020		135,065,629
Common stock issued for debt extinguishment		$ 6,760	9,992		16,752
Common stock issued for extinguishment of debt, shares		6,760,000
Net loss				(329,866)	(329,866)
Ending balance, value at Sep. 30, 2020		$ 141,826	3,678,104	(6,747,908)	(2,927,978)
Ending balance, shares at Sep. 30, 2020		141,825,629
Beginning balance, value at Dec. 31, 2020	$ 26	$ 145,111	4,794,261	(7,480,678)	(2,541,280)
Beginning balance, shares at Dec. 31, 2020	25,845	145,110,129
Common stock issued for conversion of convertible note payables		$ 32,351	291,169		323,520
Common stock issued for conversion of convertible note payables, shares		32,350,978
Common stock sold for cash		$ 35,500	497,000		532,500
Common stock sold for cash, shares		35,500,000
Beneficial conversion feature discount on note payable			360,000		360,000
Commission paid for raising capital			(10,650)		(10,650)
Common stock issued for accrued compensation		$ 2,343	700,643		702,986
Common stock issued for accrued compensation, Shares		2,343,288
Common stock issued for services		$ 550	8,150		8,700
Common stock issued for services, Shares		550,000
Net loss				(818,211)	(818,211)
Ending balance, value at Sep. 30, 2021	$ 26	$ 215,855	6,640,573	(8,298,889)	(1,442,435)
Ending balance, shares at Sep. 30, 2021	25,845	215,854,395
Beginning balance, value at Jun. 30, 2021	$ 26	$ 197,655	6,428,833	(7,967,456)	(1,340,942)
Beginning balance, shares at Jun. 30, 2021	25,845	197,654,395
Common stock issued for conversion of convertible note payables		$ 8,000	72,000		80,000
Common stock issued for conversion of convertible note payables, shares		8,000,000
Common stock sold for cash		$ 10,200	142,800		153,000
Common stock sold for cash, shares		10,200,000
Commission paid for raising capital			(3,060)		(3,060)
Net loss				(331,433)	(331,433)
Ending balance, value at Sep. 30, 2021	$ 26	$ 215,855	$ 6,640,573	$ (8,298,889)	$ (1,442,435)
Ending balance, shares at Sep. 30, 2021	25,845	215,854,395